Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
5	Property and equipment, net
Property and equipment consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Office furniture and equipment	4,414	4,744	744
Computer equipment and servers	162,587	163,392	25,640
Leasehold improvements	100	5,451	855
Construction-in progress	2,840	85	13
Less: Accumulated depreciation and impairment	(96,419)	(111,493)	(17,495)

Total property and equipment, net	73,522	62,179	9,757

The Company recognized impairment charges on property and equipment of RMB10,952 for the year ended December 31, 2020, which was a result of the Company’s “Going-Cloud” project undertaken. No impairment loss charges were recognized on property and equipment for the years ended December 31, 2019 and 2021.
Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 were RMB30,059, RMB37,704 and RMB27,337 (US$4,290), respectively.